Related Party Transactions (Details) - USD ($)					1 Months Ended				3 Months Ended			9 Months Ended		12 Months Ended
	Mar. 18, 2019	Mar. 04, 2019	Nov. 12, 2018	Nov. 12, 2018	Mar. 04, 2019	Feb. 28, 2019	Feb. 28, 2019	Feb. 27, 2019	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Nov. 13, 2018
Related Party Transactions (Textual)
Business combination, description														(A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Sponsor monthly fee								$ 10,000
Working capital loans														$ 1,500,000
Converted into warrants at price per warrant														$ 1.50
Fees for services														$ 100,000
Sponsor forfeited shares	187,500
Successor [Member]
Related Party Transactions (Textual)
Business combination, description												(A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Sponsor monthly fee								$ 10,000
Working capital loans									$ 1,500,000			$ 1,500,000
Converted into warrants at price per warrant									$ 1.50			$ 1.50
Fees for services									$ 30,000	$ 30,000		$ 90,000	$ 70,000
Sponsor forfeited shares	187,500						812,500
Aggregate purchase price							$ 3,000
Fees included in accounts payable and accrued expenses									30,000	$ 40,000		30,000	$ 40,000	0
Class B common stock
Related Party Transactions (Textual)
Issuance of common stock to sponsor														$ 700	$ 719
Sponsor forfeited shares														812,500
Class B common stock | Successor [Member]
Related Party Transactions (Textual)
Issuance of common stock to sponsor									$ 700			$ 700		$ 700
Sponsor forfeited shares											812,500
Over-Allotment Option [Member]
Related Party Transactions (Textual)
Aggregate shares held by sponsor subject to forfeiture														187,500
Over-Allotment Option [Member] | Successor [Member]
Related Party Transactions (Textual)
Aggregate shares held by sponsor subject to forfeiture									187,500			187,500
Investor [Member]
Related Party Transactions (Textual)
Sponsor forfeited shares						812,500
Investor [Member] | Successor [Member]
Related Party Transactions (Textual)
Conversion ratio												One-for-one basis
Aggregate shares held by sponsor subject to forfeiture									750,000			750,000
Sponsor forfeited shares							812,500
Founder Shares [Member]
Related Party Transactions (Textual)
Conversion ratio			One-for-one basis
Aggregate shares held by sponsor subject to forfeiture			937,500	937,500										750,000
Issued and outstanding shares, percentage			20.00%	20.00%
Purchased sponsor, shares			7,187,500	7,187,500
Sponsor forfeited shares						812,500
Aggregate purchase price						$ 3,000
Aggregate purchase share price						$ 0.003	$ 0.003
Founder Shares [Member] | Successor [Member]
Related Party Transactions (Textual)
Aggregate shares held by sponsor subject to forfeiture									937,500			937,500
Issued and outstanding shares, percentage									20.00%			20.00%
Purchased sponsor, shares																7,187,500
Aggregate purchase share price						$ 0.003	$ 0.003
Founder Shares [Member] | Class B common stock
Related Party Transactions (Textual)
Issuance of common stock to sponsor			$ 25,000	$ 25,000
Founder Shares [Member] | Class B common stock | Successor [Member]
Related Party Transactions (Textual)
Issuance of common stock to sponsor																$ 25,000
Promissory Note - Related Party [Member] | Initial Public Offering [Member]
Related Party Transactions (Textual)
Cover expenses			$ 300,000
Outstanding promissory note					$ 223,470
Promissory Note - Related Party [Member] | Successor [Member] | Initial Public Offering [Member]
Related Party Transactions (Textual)
Aggregate purchase price				$ 300,000
Outstanding promissory note		$ 223,470